Taxation - Schedule of Deferred Tax Assets and Liabilities (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Deferred tax assets
Net operating loss carry-forwards	¥ 44,243	$ 6,176	¥ 38,955
Valuation allowance	(44,243)	(6,176)	(38,955)
Total deferred tax assets